Imperial Fund Mortgage Trust 2022-NQM6 ABS-15G

Exhibit 99.15

A&D Mortgage
Cleared Loans
9/6/2022
Field Name	Loans With Discrepancy	Total Times Compared	% Variance
PropertyType	1	139	0.72%
TotalHousingExpensePITIA	0	139	0.00%
B1FirstName	0	139	0.00%
ApplicationDate	3	139	2.16%
MortgageOriginationChannel	0	139	0.00%
LTV	0	139	0.00%
LoanAmount	0	139	0.00%
PrimaryAppraisedPropertyValue	0	139	0.00%
Occupancy	0	139	0.00%
InterestRate	2	139	1.44%
PropertyZipCode	0	139	0.00%
DSCR	0	139	0.00%
QualifyingFICO	0	139	0.00%
LoanProgram	0	139	0.00%
NumberofUnits	2	139	1.44%
PropertyCounty	1	139	0.72%
PropertyState	0	139	0.00%
LoanPurpose	0	139	0.00%
AmortizationType	0	139	0.00%
NoteDate	7	139	5.04%
B1LastName	4	139	2.88%
PropertyAddress	2	139	1.44%
AllBorrowerTotalIncome	0	139	0.00%
CLTV	6	139	4.32%
FirstPaymentDate	5	139	3.60%
LoanOriginationCompanyLenderCreditor	0	139	0.00%
B1Citizen	0	139	0.00%
PropertyCity	0	139	0.00%
OriginatorQMStatus	51	139	36.69%
SalesPrice	5	139	3.60%
Total	89	4170	2.13%